Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Equity Defined Protection ETF™ – 1 Yr July

Innovator Growth Accelerated Plus ETF®– July

Innovator Growth-100 Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™– July

Innovator U.S. Equity Accelerated Plus ETF®– July

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – July

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2025, February 28, 2025 or March 5, 2025

June 30, 2025

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The current Outcome Period will end on June 30, 2025. Each Fund will commence a new Outcome Period that will begin on July 1, 2025 and end on June 30, 2026. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July	TBJL	Gross: 48.65% Net: 47.86%*	The Fund seeks to provide investors with returns that match the price return of the iShares 20+ Year Treasury Bond ETF, up to the upside cap of 48.65% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of iShares 20+ Year Treasury Bond ETF losses, over the period from July 1, 2025 to June 30, 2026.
Innovator Emerging Markets Power Buffer ETF™ – July	EJUL	Gross: 13.86% Net: 12.97%*	The Fund seeks to provide investors with returns that match the price return of the iShares MSCI Emerging Markets ETF, up to the upside cap of 13.86% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI Emerging Markets ETF losses, over the period from July 1, 2025 to June 30, 2026.

Innovator Equity Defined Protection ETF™ – 1 Yr July	ZJUL	Gross: 7.00% Net: 6.21%*	The Fund seeks to provide investors with returns that match the upside price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 7.00% (prior to taking into account management fees and other fees) while providing a buffer against 100% of SPDR® S&P 500® ETF Trust losses (prior to taking into account management fees and other fees), over the period from July 1, 2025 to June 30, 2026.
Innovator Growth Accelerated Plus ETF® – July	QTJL	Gross: 18.99% Net: 18.20%*	The Fund seeks to provide investors with returns that are three times those of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 18.99% (prior to taking into account management fees and other fees) while approximately matching Invesco QQQ TrustSM, Series 1 losses, over the period from July 1, 2025 to June 30, 2026.
Innovator Growth-100 Power Buffer ETF™ – July	NJUL	Gross: 14.60% Net: 13.81%*	The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 14.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from July 1, 2025 to June 30, 2026.
Innovator International Developed Power Buffer ETF™ – July	IJUL	Gross: 13.60% Net: 12.75%*	The Fund seeks to provide investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 13.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI EAFE ETF losses, over the period from July 1, 2025 to June 30, 2026.
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July	XBJL	Gross: 11.88% Net: 11.09%*	The Fund seeks to provide investors with returns that are twice those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.88% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from July 1, 2025 to June 30, 2026.
Innovator U.S. Equity Accelerated Plus ETF® – July	XTJL	Gross: 15.15% Net: 14.36%*	The Fund seeks to provide investors with returns that are three times those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 15.15% (prior to taking into account management fees and other fees) while approximately matching SPDR® S&P 500® ETF Trust losses, over the period from July 1, 2025 to June 30, 2026.
Innovator U.S. Equity Buffer ETF™ – July	BJUL	Gross: 16.00% Net: 15.21%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 16.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from July 1, 2025 to June 30, 2026.

Innovator U.S. Equity Power Buffer ETF™ – July	PJUL	Gross: 12.09% Net: 11.30%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 12.09% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from July 1, 2025 to June 30, 2026.
Innovator U.S. Equity Ultra Buffer ETF™ – July	UJUL	Gross: 11.50% Net: 10.71%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.50% (prior to taking into account management fees and other fees) while providing a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 35% (prior to taking into account management fees and other fees) over the period from July 1, 2025 to June 30, 2026.
Innovator U.S. Small Cap Power Buffer ETF™ – July	KJUL	Gross:17.14% Net: 16.35%*	The Fund seeks to provide investors with returns that match the price return of the iShares Russell 2000 ETF, up to the upside cap of 17.14% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares Russell 2000 ETF losses, over the period from July 1, 2025 to June 30, 2026.

* Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new Outcome Period: July 1, 2025 through June 30, 2026.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference